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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Sirios Capital Management, L.P.
                 -------------------------------
   Address:      One International Place
                 -------------------------------
                 Boston, MA  02110-2649
                 -------------------------------

Form 13F File Number: 028-05369
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Sirios Associates, L.L.C.
         --------------------------------------
Title:   John F. Brennan, Jr., Managing Member
         --------------------------------------
Phone:   (617) 598-5100
         --------------------------------------

Signature, Place, and Date of Signing:

      /s/ John F. Brennan, Jr.           Boston, MA          8/14/12
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      1
                                        --------------------

Form 13F Information Table Entry Total: 43
                                        --------------------

Form 13F Information Table Value Total: $ 583,134
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.       13F File Number              Name

    01        028-05371                    John F. Brennan, Jr.
    ------        ----------------         ---------------------------------

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
          COLUMN 1              COLUMN 2     COLUMN 3   COLUMN 4     COLUMN 5               COLUMN 6 COLUMN 7      COLUMN 8
----------------------------------------------------------------------------------------------------------------------------------
                                                                      SH/PRN           PUT/  INVSTMT  OTHER     VOTING AUTHORITY
          ISSUER             TITLE OF CLASS   CUSIP   VALUE (x1000)   AMOUNT   SH/ PRN CALL  DISCRTN   MGRS   SOLE   SHARED   NONE
----------------------------------------------------------------------------------------------------------------------------------
ALLSTATE CORP                     COM       020002101         1,586     45,190   SH          OTHER       01     0      45,190   0
AMERICAN INTL GROUP INC           COM       026874784         2,407     75,000   SH          OTHER       01     0      75,000   0
AMERISTAR CASINOS INC             COM       03070Q101        18,183  1,023,263   SH          OTHER       01     0   1,023,263   0
APPLE INC                         COM       037833100         9,539     16,334   SH          OTHER       01     0      16,334   0
ASCENA RETAIL GROUP INC           COM       04351G101        16,935    909,505   SH          OTHER       01     0     909,505   0
ASSOCIATED BANC CORP              COM       045487105         8,155    618,296   SH          OTHER       01     0     618,296   0
BANNER CORP                       COM       06652V208         1,788     81,600   SH          OTHER       01     0      81,600   0
BIOMARIN PHARMACEUTICAL INC       COM       09061G101         2,670     67,460   SH          OTHER       01     0      67,460   0
CLEARWIRE CORP NEW                COM       18538Q105        41,245 36,825,724   SH          OTHER       01     0  36,825,724   0
COMERICA INC                      COM       200340107        50,501  1,644,454   SH          OTHER       01     0   1,644,454   0
DUNKIN BRANDS GROUP INC           COM       265504100         4,208    122,537   SH          OTHER       01     0     122,537   0
FIFTH THIRD BANCORP               COM       316773100        50,653  3,780,104   SH          OTHER       01     0   3,780,104   0
FIRST AMERN FINL CORP             COM       31847R102         5,674    334,570   SH          OTHER       01     0     334,570   0
FIRST REP BK SAN FRANCISCO C      COM       33616C100        11,779    350,560   SH          OTHER       01     0     350,560   0
FORD MTR CO DEL                   COM       345370860           766     79,900   SH          OTHER       01     0      79,900   0
GILEAD SCIENCES INC               COM       375558103        12,821    250,010   SH          OTHER       01     0     250,010   0
GOODRICH CORP                     COM       382388106            61      2,235   SH    PUT   OTHER       01     0       2,235   0
GOODRICH CORP                     COM       382388106        27,549    217,092   SH          OTHER       01     0     217,092   0
GRAINGER W W INC                  COM       384802104        10,488     54,840   SH          OTHER       01     0      54,840   0
HERSHEY CO                        COM       427866108        11,156    154,878   SH          OTHER       01     0     154,878   0
HOLOGIC INC                       COM       436440101        11,778    652,880   SH          OTHER       01     0     652,880   0
HUMAN GENOME SCIENCES INC         COM       444903108         3,668    279,383   SH          OTHER       01     0     279,383   0
HUNTINGTON BANCSHARES INC         COM       446150104         8,768  1,370,018   SH          OTHER       01     0   1,370,018   0
KEYCORP NEW                       COM       493267108        52,296  6,756,559   SH          OTHER       01     0   6,756,559   0
LEAP WIRELESS INTL INC            COM       521863308         5,541    861,710   SH          OTHER       01     0     861,710   0
LIMITED BRANDS INC                COM       532716107        16,637    391,191   SH          OTHER       01     0     391,191   0
MARINEMAX INC                     COM       567908108         5,477    575,909   SH          OTHER       01     0     575,909   0
MCGRAW HILL COS INC               COM       580645109        10,000    222,223   SH          OTHER       01     0     222,223   0
MTR GAMING GROUP INC              COM       553769100         2,623    552,270   SH          OTHER       01     0     552,270   0
NIELSEN HOLDINGS N V              COM       N63218106        30,472  1,162,180   SH          OTHER       01     0   1,162,180   0
OLD DOMINION FGHT LINES INC       COM       679580100        16,937    391,255   SH          OTHER       01     0     391,255   0
PETSMART INC                      COM       716768106         3,250     47,668   SH          OTHER       01     0      47,668   0
PRECISION CASTPARTS CORP          COM       740189105         9,975     60,642   SH          OTHER       01     0      60,642   0
RANGE RES CORP                    COM       75281A109         8,550    138,190   SH          OTHER       01     0     138,190   0
REGIONS FINANCIAL CORP NEW        COM       7591EP100         7,272  1,077,300   SH          OTHER       01     0   1,077,300   0
SHERWIN WILLIAMS CO               COM       824348106         1,703      2,270   SH    PUT   OTHER       01     0       2,270   0
SHERWIN WILLIAMS CO               COM       824348106        38,498    290,883   SH          OTHER       01     0     290,883   0
SVB FINL GROUP                    COM       78486Q101         3,247     55,300   SH          OTHER       01     0      55,300   0
TFS FINL CORP                     COM       87240R107         2,343    245,300   SH          OTHER       01     0     245,300   0
TJX COS INC NEW                   COM       872540109        17,530    408,335   SH          OTHER       01     0     408,335   0
UNIVERSAL HLTH SVCS INC           COM       913903100        27,029    626,257   SH          OTHER       01     0     626,257   0
WELLS FARGO & CO NEW              COM       949746101         8,310    248,492   SH          OTHER       01     0     248,492   0
WESTERN ALLIANCE BANCORP          COM       957638109         3,066    327,570   SH          OTHER       01     0     327,570   0
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